Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Disclosure of detailed information about exchange rates
The following significant exchange rates applied during the year:

	Average rate for the year ended December 31,			As of December 31,
	2017	2016	2015	2017	2016
1 €	1.13	1.11	1.11	1.19	1.06
10 MXN	0.53	0.54	0.63	0.51	0.48
1 NZ$	0.71	0.70	0.70	0.71	0.70
1 CA$	0.77	0.75	0.78	0.80	0.74